WisdomTree Trust

230 Park Avenue

New York, New York 10169

September 14, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

We are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 809 (“PEA No. 809”) to the WisdomTree Trust (the “Trust”) Registration Statement on Form N-1A to further amend the initial registration statement for the Trust’s WisdomTree Global Target Range Fund (formerly, the WisdomTree Global Target Floor Strategy Fund) (the “Fund”). The purpose of PEA No. 809 is to reflect the Fund’s revised name, investment objective, principal investment strategies, and corresponding principal risks consistent with the Trust’s discussions with the Securities and Exchange Commission (the “Commission”) Staff.

The Fund’s Prospectus included in PEA No. 809 (i) reflects the substance of our discussions with the Staff to date, (ii) is the same as that shared with the Staff for its review on September 8, 2021, and (iii) includes disclosure that is substantially similar to that reviewed by the Staff in connection with Post-Effective Amendment No. 263 to the Northern Lights Variable Trust Registration Statement filed on May 19, 2021. Therefore, pursuant to Investment Company Act Release No. 13768, we respectfully request selective review of this filing and direct the Staff’s attention to those materially revised sections relating to the Fund specified above.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, we expect to request that the effective date of the above-captioned Registration Statement be accelerated so that the same will become effective on October 5, 2021, or as soon as practicable thereafter. The Trust will file a formal request for acceleration via EDGAR Correspondence in connection with the filing of PEA No. 809.

Please do not hesitate to contact me at 917.267.3855 with any questions.

Sincerely,

/s/ Joanne Antico

Joanne Antico